Changes in Equity and Earning Per Share - Summary of Changes in Other Comprehensive Reserves (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	$ 1,714	$ (3,688)
Cash flow hedges	(168)	322
Re-measurements of post-employment benefits	(35)	(6)
Total comprehensive income	8,154	218
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(21,079)	(13,705)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	1,719	(3,352)
Total comprehensive income	1,719	(3,352)
Ending balance	(19,360)	(17,057)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	494	586
Other comprehensive income
Total comprehensive income	(134)	229
Ending balance	360	815
Hedging reserves [member] | Cash flow hedges [member]
Other comprehensive income
Cash flow hedges	(134)	229
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(1,567)	(1,665)
Other comprehensive income
Re-measurements of post-employment benefits	(37)	(4)
Total comprehensive income	(37)	(4)
Ending balance	(1,604)	(1,669)
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(22,152)	(14,784)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	1,719	(3,352)
Cash flow hedges	(134)	229
Re-measurements of post-employment benefits	(37)	(4)
Total comprehensive income	1,548	(3,126)
Ending balance	(20,604)	(17,910)
OCI reserves [member] | Cash flow hedges [member]
Other comprehensive income
Cash flow hedges	$ (134)	$ 229